TRADE AND OTHER PAYABLES (Schedule of Trade and Other Payables) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
TRADE AND OTHER PAYABLES [abstract]
Trade accounts payable	$ 72,571	$ 82,533
Payroll payable	22,967	23,311
Mining royalty payable	2,476	2,416
Other payables	7,794	12,161
Derivative liability	270	3,077
Deferred share units payable (note 20(a))	5,818	10,307
Total trade and other payables	$ 111,896	$ 133,805